Disaggregated Revenues - Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details) - Gross Profit Margin [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 1,197,566	$ 1,061,080
Cost of revenue	410,120	338,122
Gross profit	$ 787,446	$ 722,958
Gross profit margin	65.80%	68.10%
Customized software solutions [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 627,753	$ 803,830
Cost of revenue	62,268	104,627
Gross profit	$ 565,485	$ 699,203
Gross profit margin	90.10%	87.00%
White label software [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 487,013	$ 9,260
Cost of revenue	297,305	8,307
Gross profit	$ 189,708	$ 953
Gross profit margin	39.00%	10.30%
Subscription services [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 82,800	$ 247,990
Cost of revenue	50,547	225,188
Gross profit	$ 32,253	$ 22,802
Gross profit margin	39.00%	9.20%